Document and Entity Information	Apr. 05, 2022
Cover [Abstract]
Entity Registrant Name	Gemini Therapeutics, Inc. /DE
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001816736
Document Type	8-K
Document Period End Date	Apr. 05, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39438
Entity Tax Identification Number	85-1612845
Entity Address, Address Line One	297 Boston Post Road #248
Entity Address, City or Town	Wayland
Entity Address, Postal Zip Code	01778
City Area Code	(617)
Local Phone Number	401-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GMTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false